Remuneration System for the Management Board and Employees of the Group - Parameters and the fair value of each program are listed (Detail)	12 Months Ended
Dec. 31, 2020 EUR (€) € / shares
April 2020 Performance Share Unit Program
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Share Price on Grant Date in | € / shares	€ 93.82
Expected Volatility of the MorphoSys share in	40.24%
Performance Term of Program in Years	3 years 3 months
Fair value of stock options granted | €	€ 68.46
April 2020 Performance Share Unit Program | Bottom of range [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Risk-free Interest Rate in	0.68%
April 2020 Performance Share Unit Program | Top of range [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Risk-free Interest Rate in	0.91%
April 2020 Performance Share Unit Program | NASDAQ Biotech index [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Expected Volatility of the MorphoSys share in	25.73%
April 2020 Performance Share Unit Program | TecDAX index [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Expected Volatility of the MorphoSys share in	23.32%
June 2020 Performance Share Unit Program
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Share Price on Grant Date in | € / shares	€ 93.82
Expected Volatility of the MorphoSys share in	39.83%
Performance Term of Program in Years	3 years 5 months 1 day
Fair value of stock options granted | €	€ 68.23
June 2020 Performance Share Unit Program | Bottom of range [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Risk-free Interest Rate in	0.71%
June 2020 Performance Share Unit Program | Top of range [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Risk-free Interest Rate in	0.84%
June 2020 Performance Share Unit Program | NASDAQ Biotech index [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Expected Volatility of the MorphoSys share in	25.52%
June 2020 Performance Share Unit Program | TecDAX index [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Expected Volatility of the MorphoSys share in	22.88%